Series B Redeemable Preferred Stock (Temporary Equity) (Details Narrative) - USD ($)		2 Months Ended	12 Months Ended
	Dec. 19, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Series B Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent		$ 5,946,284	$ 5,946,284	$ 0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs			680,000
Temporary Equity, Carrying Amount, Attributable to Parent		5,946,284	$ 5,946,284
Redeemable Preferred Stock Conversion [Member]
Class of Stock [Line Items]
Accretion Expense		$ 453,334
Redeemable Preferred Stock Conversion [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		973
Redeemable Preferred Stock Conversion [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued		93,926
Series B Preferred Stock Purchase Agreement [Member] | Spartan Capital Securities LLC [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Redeemable Preferred Stock	$ 6,320,000
Payments of Stock Issuance Costs	$ 680,000